Note 29 - Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information for commitments with suppliers [text block]
Nature of supplier	1 year	2 - 3 years	4 - 5 years	Total
Carbon credits	1,017	2,034	593	3,644
Energy acquisition	24	55	-	79